Equity - Narrative (Details)	Jun. 30, 2023 vote $ / shares shares	Jun. 30, 2023 vote £ / shares shares	Dec. 31, 2022 shares
Class A Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	467,914,248	467,914,248	467,677,673
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,642,233,575	1,642,233,575	1,642,233,575
Class A Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)	4,532,085,752	4,532,085,752
Number of votes per share | vote	1	1
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.01
Class A Shares | Related parties | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	221,357,712	221,357,712
Class B Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)	135,133,164	135,133,164
Class B Shares | Related parties | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.01
Class C-1 Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,499,965	20,499,965	15,999,965
Number of shares issued (in shares)			20,499,965
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.10
Class C-2 American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,500,000	4,500,000	9,000,000
Number of shares issued (in shares)	4,500,000	4,500,000
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.10
Redeemable Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	50,000	50,000
Redeemable Preferred Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | £ / shares		£ 1.00
Class C Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	24,999,965	24,999,965	24,999,965
Number of additional shares authorised (in shares)	0	0